UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4 / 30 / 2010

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
34	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Midcap Index Fund produced a total return of 25.49%.1 The Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), the fund’s benchmark, produced a total return of 25.78% for the same period.2,3

Midcap stocks generally produced positive absolute returns during the reporting period, as investor sentiment was buoyed by a sustained global economic recovery.The difference in returns between the fund and the benchmark was primarily the result of transaction costs and operating expenses that are not reflected in the benchmark’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Economic Recovery Helped Buoy the Equity Markets

When the reporting period began, the U.S. economy had returned to growth, aided in large part by a number of fiscal and monetary stimulus programs. As the recovery gained traction, improving manufacturing activity and an apparent bottoming of housing prices helped to bolster confidence among businesses, consumers and investors. In this environment, consumer and corporate spending improved, and stock and commodity prices rose sharply. However, a number of economic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

headwinds remained—including stubbornly high unemployment and foreclosure rates—and the economic rebound so far has proved to be less robust than most previous recoveries.

Indeed, faced with the subpar recovery and low inflation, the Federal Reserve Board (the “Fed”) made it clear throughout the reporting period that it would continue to employ all available tools to stimulate the economy. In each of five meetings of its Federal Open Market Committee from November 2009 through April 2010, the Fed maintained the overnight federal funds rate in an unprecedented low range between 0% and 0.25%.The Fed consistently reiterated at the conclusion of those meetings that it intended to keep interest rates low for an “extended period.”

S&P 400 Index Produced Gains in All Market Sectors

All of the market sectors represented in the S&P 400 Index posted positive absolute returns for the reporting period. Relative performance was particularly strong in the financials sector, where mending credit markets and low interest rates helped regional banks and other midsize financial institutions rebound from their previous lows. Real estate investment trusts (REITs) benefited from the combination of a reduction in supply and a less restrictive lending environment.The most robust gains among REITs were produced by those specializing in the apartment, self storage and industrial segments. Commercial banks, thrifts and mortgage finance companies also fared well when housing markets began to stabilize.

A number of midcap consumer discretionary stocks posted relatively strong results, as specialty retailers, homebuilding firms, automotive retailers, pet stores, specialty education companies and department stores cut costs and rebounded from previously beaten-down price levels. Improved consumer spending also helped boost financial results for a number of casual dining chains during the reporting period.

Industrial stocks posted above-average returns during the reporting period, as engineering firms benefited from a surge in government-financed infrastructure development in overseas markets, including power plants, refineries, highways and roads. Trucking and railroad stocks posted significant gains due to higher shipping volumes in the improving economy.

Returns were less impressive from the telecommunications services, consumer staples and utilities areas. All three sectors traditionally are considered defensive investments, and the telecommunications services and consumer staples sectors comprise a relatively small portion of the benchmark. Indeed, the S&P 400 Index’s greater laggards included a number of traditionally defensive companies with large cash reserves that had held up relatively well during the recession. Investors felt more comfortable assuming greater risks as the economy recovered, and they turned away from defensive companies in favor of more speculative stocks.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 2.80
Ending value (after expenses)	$1,254.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)
Consumer Discretionary—14.7%
99 Cents Only Stores	98,670 [a]	1,531,358
Aaron’s	174,321 [b]	3,934,425
Advance Auto Parts	199,240	8,985,724
Aeropostale	217,358 [a]	6,312,076
American Eagle Outfitters	446,415	7,504,236
American Greetings, Cl. A	84,454	2,074,190
AnnTaylor Stores	124,185 [a,b]	2,694,815
Bally Technologies	117,565 [a,b]	5,422,098
Barnes & Noble	84,057 [b]	1,852,616
Bob Evans Farms	66,891 [b]	2,068,939
BorgWarner	250,044 [a,b]	10,836,907
Boyd Gaming	122,766 [a,b]	1,559,128
Brink’s Home Security Holdings	97,074 [a]	4,071,284
Brinker International	221,077	4,094,346
Burger King Holdings	197,081	4,158,409
Career Education	150,558 [a,b]	4,406,833
Carmax	476,964 [a]	11,719,006
Cheesecake Factory	129,023 [a,b]	3,505,555
Chico’s FAS	383,820	5,715,080
Chipotle Mexican Grill	67,865 [a]	9,155,667
Coldwater Creek	121,182 [a,b]	857,969
Collective Brands	139,005 [a]	3,259,667
Corinthian Colleges	188,485 [a,b]	2,944,136
Dick’s Sporting Goods	192,147 [a]	5,593,399
Dollar Tree	191,656 [a]	11,637,352
DreamWorks Animation SKG, Cl. A	161,403 [a]	6,406,085
Dress Barn	128,545 [a]	3,558,126
Foot Locker	335,553	5,150,739
Fossil	102,221 [a]	3,976,397
Gentex	298,159	6,407,437
Guess?	124,629	5,716,732
Hanesbrands	205,148 [a]	5,840,564
Harte-Hanks	81,832	1,178,381
International Speedway, Cl. A	65,032 [b]	1,987,378
ITT Educational Services	64,585 [a,b]	6,531,481

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
J Crew Group	120,287 [a,b]	5,589,737
John Wiley & Sons, Cl. A	91,972	3,887,656
KB Home	158,927	2,944,917
Lamar Advertising, Cl. A	118,930 [a]	4,426,575
Life Time Fitness	88,981 [a,b]	3,270,942
LKQ	303,401 [a]	6,389,625
Matthews International, Cl. A	64,478	2,256,730
MDC Holdings	80,156	3,069,975
Mohawk Industries	120,330 [a]	7,669,834
NetFlix	91,742 [a,b]	9,061,357
NVR	13,103 [a,b]	9,408,609
Panera Bread, Cl. A	68,181 [a]	5,314,027
PetSmart	268,134	8,867,191
Phillips-Van Heusen	118,466 [b]	7,464,543
Regis	122,752 [b]	2,347,018
Rent-A-Center	140,748 [a,b]	3,634,113
Ryland Group	94,039 [b]	2,142,208
Saks	341,728 [a,b]	3,331,848
Scholastic	54,003 [b]	1,458,621
Scientific Games, Cl. A	137,164 [a]	2,017,682
Service Corporation International	543,752	4,882,893
Sotheby’s	144,335 [b]	4,820,789
Strayer Education	29,998 [b]	7,293,114
Thor Industries	83,979	2,998,890
Timberland, Cl. A	96,858 [a]	2,082,447
Toll Brothers	300,718 [a]	6,787,205
Tupperware Brands	136,619	6,977,132
Under Armour, Cl. A	80,077 [a,b]	2,702,599
Warnaco Group	97,476 [a]	4,663,252
Wendy’s/Arby’s Group, Cl. A	752,976	3,998,303
Williams-Sonoma	227,311 [b]	6,546,557
WMS Industries	113,167 [a]	5,660,613
		326,615,537
Consumer Staples—3.6%
Alberto-Culver	183,066	5,272,301
BJ’s Wholesale Club	120,151 [a]	4,599,380
Church & Dwight	150,703 [b]	10,436,183

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Corn Products International	161,423	5,811,228
Energizer Holdings	149,992 [a]	9,164,511
Flowers Foods	166,309 [b]	4,383,905
Green Mountain Coffee Roasters	74,932 [a,b]	5,444,559
Hansen Natural	152,265 [a]	6,711,841
Lancaster Colony	41,807	2,298,131
NBTY	135,496 [a]	5,511,977
Ralcorp Holdings	118,114 [a]	7,860,487
Ruddick	86,849 [b]	3,069,244
Smithfield Foods	302,757 [a,b]	5,673,666
Tootsie Roll Industries	57,863 [b]	1,539,156
Universal	52,699 [b]	2,728,754
		80,505,323
Energy—6.1%
Arch Coal	348,452	9,408,204
Atwood Oceanics	121,400 [a]	4,420,174
Bill Barrett	82,557 [a,b]	2,813,543
Cimarex Energy	179,684	12,232,887
Comstock Resources	100,640 [a,b]	3,226,518
Exterran Holdings	135,403 [a,b]	3,946,998
Forest Oil	241,209 [a]	7,067,424
Frontier Oil	226,933 [b]	3,449,382
Helix Energy Solutions Group	196,781 [a,b]	2,869,067
Mariner Energy	217,516 [a]	5,194,282
Newfield Exploration	285,665 [a]	16,622,846
Oceaneering International	117,588 [a]	7,702,014
Overseas Shipholding Group	56,750 [b]	2,840,905
Patriot Coal	159,912 [a,b]	3,148,667
Patterson-UTI Energy	331,935	5,075,286
Plains Exploration & Production	299,490 [a]	8,778,052
Pride International	375,256 [a]	11,381,514
Quicksilver Resources	252,858 [a,b]	3,507,140
Southern Union	265,963	6,949,613
Superior Energy Services	169,301 [a]	4,581,285
Tidewater	110,837 [b]	5,941,972
Unit	88,104 [a,b]	4,208,728
		135,366,501

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—20.4%
Affiliated Managers Group	93,631 [a,b]	7,881,858
Alexandria Real Estate Equities	94,965 [b,c]	6,724,472
AMB Property	354,183 [c]	9,867,538
American Financial Group	168,259	4,951,862
AmeriCredit	213,512 [a,b]	5,111,477
Apollo Investment	401,665 [b]	4,884,246
Arthur J. Gallagher & Co.	219,626	5,769,575
Associated Banc-Corp	370,053	5,376,870
Astoria Financial	178,179 [b]	2,875,809
BancorpSouth	157,041 [b]	3,476,888
Bank of Hawaii	103,512	5,473,715
BRE Properties	130,663 [c]	5,456,487
Brown & Brown	251,213	5,059,430
Camden Property Trust	137,467 [b,c]	6,657,527
Cathay General Bancorp	168,058 [b]	2,078,878
City National	92,864 [b]	5,783,570
Commerce Bancshares	155,800	6,453,236
Corporate Office Properties Trust	124,269 [b,c]	5,026,681
Cousins Properties	215,946 [b,c]	1,740,525
Cullen/Frost Bankers	128,590 [b]	7,633,102
Duke Realty	480,129 [c]	6,496,145
Eaton Vance	252,839	8,910,046
Equity One	71,086 [b,c]	1,379,779
Essex Property Trust	62,584 [b,c]	6,622,639
Everest Re Group	127,823	9,797,633
Federal Realty Investment Trust	131,553 [b,c]	10,180,887
Fidelity National Financial, Cl. A	495,243	7,517,789
First American	221,764	7,666,381
First Niagara Financial Group	442,638	6,152,668
FirstMerit	186,402	4,380,447
Fulton Financial	378,899 [b]	3,978,440
Greenhill & Co.	44,225 [b]	3,886,935
Hanover Insurance Group	101,469 [b]	4,571,178
HCC Insurance Holdings	245,576	6,677,211
Highwoods Properties	151,943 [c]	4,857,618
Horace Mann Educators	85,388	1,469,527

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Hospitality Properties Trust	265,238 [c]	7,026,155
International Bancshares	111,462 [b]	2,694,037
Jefferies Group	263,444 [b]	7,170,946
Jones Lang LaSalle	89,402	7,052,030
Liberty Property Trust	242,103 [c]	8,185,502
Macerich	269,620 [c]	12,054,710
Mack-Cali Realty	169,713 [c]	5,831,339
Mercury General	77,152 [b]	3,471,068
MSCI, Cl. A	224,999 [a]	7,796,215
Nationwide Health Properties	251,616 [c]	8,811,592
New York Community Bancorp	928,411	15,290,929
NewAlliance Bancshares	231,346	3,014,438
Old Republic International	515,748	7,741,377
Omega Healthcare Investors	190,131 [b,c]	3,806,423
PacWest Bancorp	63,963 [b]	1,535,752
Potlatch	86,202 [b,c]	3,229,127
Prosperity Bancshares	99,655	3,908,469
Protective Life	183,504	4,416,941
Raymond James Financial	213,183 [b]	6,531,927
Rayonier	170,869 [c]	8,369,164
Realty Income	223,568 [b,c]	7,330,795
Regency Centers	174,797 [b,c]	7,175,417
Reinsurance Group of America	156,018	8,055,209
SEI Investments	279,221	6,271,304
Senior Housing Properties Trust	272,931 [c]	6,135,489
SL Green Realty	166,058 [c]	10,323,826
StanCorp Financial Group	106,074 [b]	4,769,087
SVB Financial Group	87,797 [a,b]	4,322,246
Synovus Financial	1,563,149 [b]	4,705,078
TCF Financial	264,307 [b]	4,924,039
Transatlantic Holdings	137,962	6,860,850
Trustmark	119,853 [b]	2,934,001
UDR	333,142 [b,c]	6,766,114
Unitrin	107,225	3,136,331
Valley National Bancorp	328,126 [b]	5,328,766
W.R. Berkley	277,805 [b]	7,500,735

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Waddell & Reed Financial, Cl. A	184,100	6,833,792
Washington Federal	241,305	4,963,644
Webster Financial	142,805	2,958,920
Weingarten Realty Investors	223,917 [b,c]	5,176,961
Westamerica Bancorporation	63,217 [b]	3,715,263
Wilmington Trust	189,580 [b]	3,285,421
		454,240,498
Health Care—11.9%
Affymetrix	151,490 [a,b]	1,051,341
Beckman Coulter	149,076 [b]	9,302,342
Bio-Rad Laboratories, Cl. A	41,499 [a]	4,635,023
Charles River Laboratories International	141,303 [a]	4,730,824
Community Health Systems	198,754 [a,b]	8,121,088
Covance	137,136 [a,b]	7,835,951
Edwards Lifesciences	121,117 [a,b]	12,484,740
Endo Pharmaceuticals Holdings	251,204 [a]	5,501,368
Gen-Probe	108,202 [a]	5,127,693
Health Management Associates, Cl. A	534,072 [a]	4,977,551
Health Net	216,719 [a]	4,772,152
Henry Schein	194,549 [a,b]	11,764,378
Hill-Rom Holdings	134,734	4,272,415
Hologic	554,630 [a]	9,911,238
IDEXX Laboratories	125,670 [a,b]	8,311,814
Immucor	150,755 [a]	3,227,665
Kindred Healthcare	81,726 [a]	1,457,992
Kinetic Concepts	133,215 [a,b]	5,768,210
LifePoint Hospitals	117,745 [a]	4,495,504
Lincare Holdings	145,555 [a,b]	6,795,963
Masimo	110,451 [b]	2,585,658
Medicis Pharmaceutical, Cl. A	127,760	3,242,549
Mednax	99,215 [a]	5,450,872
Mettler-Toledo International	72,254 [a]	9,066,432
Omnicare	256,601	7,130,942
OSI Pharmaceuticals	125,504 [a]	7,363,320
Owens & Minor	135,256	4,253,801
Perrigo	172,927 [b]	10,553,735

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Pharmaceutical Product Development	255,060	7,014,150
Psychiatric Solutions	121,836 [a]	3,919,464
Resmed	161,879 [a,b]	11,077,380
STERIS	126,273 [b]	4,202,365
Techne	79,846	5,289,798
Teleflex	86,041	5,276,034
Thoratec	122,309 [a,b]	5,453,758
United Therapeutics	102,986 [a,b]	5,858,874
Universal Health Services, Cl. B	210,418	7,810,716
Valeant Pharmaceuticals International	140,535 [a,b]	6,324,075
Varian	62,136 [a,b]	3,218,023
VCA Antech	183,321 [a,b]	5,217,316
Vertex Pharmaceuticals	429,851 [a,b]	16,665,323
WellCare Health Plans	90,750 [a]	2,598,173
		264,118,010
Industrial—14.2%
Aecom Technology	244,249 [a]	7,344,567
AGCO	198,177 [a,b]	6,940,159
AirTran Holdings	288,957 [a]	1,525,693
Alaska Air Group	76,359 [a]	3,162,026
Alexander & Baldwin	87,245 [b]	3,104,177
Alliant Techsystems	70,926 [a,b]	5,738,623
AMETEK	231,853	10,027,642
BE Aerospace	218,886 [a]	6,503,103
Brink’s	102,834	2,738,469
Bucyrus International	173,295 [b]	10,919,318
Carlisle Cos.	132,583	5,002,357
Clean Harbors	49,042 [a,b]	3,110,734
Con-way	105,775 [b]	4,108,301
Copart	143,562 [a]	5,123,728
Corporate Executive Board	71,757	1,970,447
Corrections Corp. of America	246,989 [a,b]	5,117,612
Crane	102,015	3,666,419
Deluxe	107,865	2,261,929
Donaldson	165,441 [b]	7,659,918
Federal Signal	102,586 [b]	826,843

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
FTI Consulting	101,850 [a,b]	4,189,091
GATX	98,886 [b]	3,227,639
Graco	129,758	4,500,007
Granite Construction	72,110 [b]	2,423,617
Harsco	172,169	5,330,352
Herman Miller	117,421 [b]	2,491,674
HNI	97,909 [b]	3,039,095
Hubbell, Cl. B	128,047	5,950,344
IDEX	173,043	5,814,245
JB Hunt Transport Services	188,600 [b]	6,951,796
JetBlue Airways	457,004 [a,b]	2,554,652
Joy Global	220,614	12,533,081
Kansas City Southern	217,943 [a]	8,837,589
KBR	343,875	7,592,760
Kennametal	175,003 [b]	5,750,599
Kirby	115,802 [a]	4,872,948
Korn/Ferry International	97,559 [a]	1,581,431
Landstar System	111,049 [b]	4,910,587
Lennox International	104,970	4,750,942
Lincoln Electric Holdings	91,437	5,480,734
Manpower	174,001	9,761,456
Mine Safety Appliances	64,933 [b]	1,908,381
MSC Industrial Direct, Cl. A	94,192	5,132,522
Navigant Consulting	107,440 [a]	1,383,827
Nordson	71,884	5,162,709
Oshkosh	192,339 [a]	7,428,132
Pentair	210,753	7,620,828
Regal-Beloit	80,295	5,080,265
Rollins	92,840	2,019,270
Shaw Group	179,156 [a]	6,858,092
SPX	106,756	7,460,109
Terex	233,242 [a]	6,185,578
Thomas & Betts	112,984 [a]	4,738,549
Timken	171,432	6,030,978
Towers Watson & Co., Cl. A	92,308	4,430,784
Trinity Industries	170,428 [b]	4,241,953

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
United Rentals	127,969 [a]	1,837,635
URS	179,905 [a]	9,238,122
Valmont Industries	42,932	3,575,806
Wabtec	102,010 [b]	4,853,636
Waste Connections	171,637 [a]	6,142,888
Werner Enterprises	93,352	2,092,952
Woodward Governor	121,965 [b]	3,908,978
		316,728,698
Information Technology—14.3%
ACI Worldwide	74,238 [a]	1,394,932
Acxiom	166,840 [a]	3,183,307
ADC Telecommunications	203,894 [a,b]	1,633,191
ADTRAN	118,990 [b]	3,185,362
Advent Software	33,211 [a,b]	1,500,473
Alliance Data Systems	114,161 [a,b]	8,568,925
ANSYS	192,541 [a]	8,664,345
AOL	230,446 [a]	5,383,219
Arrow Electronics	256,453 [a]	7,821,817
Atmel	976,235 [a]	5,310,718
Avnet	323,897 [a]	10,354,987
Broadridge Financial Solutions	298,557	7,108,642
Cadence Design Systems	570,849 [a,b]	4,258,534
Ciena	196,695 [a,b]	3,636,891
CommScope	202,032 [a]	6,582,203
Convergys	264,230 [a]	3,339,867
Cree	227,529 [a]	16,657,398
Diebold	143,407	4,495,810
Digital River	82,713 [a,b]	2,311,001
DST Systems	84,488 [b]	3,586,516
Equinix	94,273 [a,b]	9,488,578
F5 Networks	170,439 [a]	11,663,141
FactSet Research Systems	90,386 [b]	6,798,835
Fair Isaac	106,505 [b]	2,242,995
Fairchild Semiconductor International	261,760 [a]	2,936,947
Gartner	129,401 [a,b]	3,115,976
Global Payments	174,252	7,459,728

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Hewitt Associates, Cl. A	178,941 [a]	7,334,792
Informatica	192,343 [a,b]	4,810,498
Ingram Micro, Cl. A	350,212 [a]	6,359,850
Integrated Device Technology	356,264 [a]	2,354,905
International Rectifier	153,654 [a,b]	3,537,115
Intersil, Cl. A	264,699 [b]	3,938,721
Itron	86,435 [a,b]	6,881,090
Jack Henry & Associates	181,433 [b]	4,630,170
Lam Research	273,615 [a]	11,095,088
Lender Processing Services	205,966	7,775,217
ManTech International, Cl. A	46,982 [a]	2,115,599
Mentor Graphics	209,622 [a,b]	1,884,502
Micros Systems	171,518 [a]	6,373,609
National Instruments	122,008	4,219,037
NCR	343,293 [a]	4,517,736
NeuStar, Cl. A	158,958 [a]	3,889,702
Palm	355,486 [a,b]	2,061,819
Parametric Technology	251,070 [a]	4,667,391
Plantronics	105,555	3,504,426
Polycom	181,506 [a,b]	5,908,020
Quest Software	132,697 [a]	2,326,178
RF Micro Devices	576,467 [a]	3,239,745
Rovi	223,291 [a,b]	8,703,883
Semtech	132,383 [a]	2,402,751
Silicon Laboratories	98,195 [a]	4,747,728
Solera Holdings	149,314 [b]	5,803,835
SRA International, Cl. A	91,287 [a,b]	2,106,904
Sybase	176,531 [a]	7,657,915
Synopsys	311,856 [a]	7,082,250
Tech Data	108,792 [a]	4,667,177
Trimble Navigation	258,804 [a]	8,465,479
ValueClick	188,396 [a,b]	1,936,711
Vishay Intertechnology	404,160 [a]	4,207,306
Zebra Technologies, Cl. A	126,734 [a]	3,681,623
		317,573,110

Common Stocks (continued)	Shares	Value ($)
Materials—6.3%
Albemarle	196,221 [b]	8,959,451
AptarGroup	145,126	6,246,223
Ashland	167,270	9,962,601
Cabot	140,433	4,569,690
Carpenter Technology	93,057	3,654,348
Commercial Metals	240,123 [b]	3,573,030
Cytec Industries	104,528	5,023,616
Greif, Cl. A	74,146	4,387,960
Intrepid Potash	88,952 [a,b]	2,335,880
Louisiana-Pacific	271,818 [a,b]	3,196,580
Lubrizol	146,767	13,258,931
Martin Marietta Materials	97,132 [b]	9,313,016
Minerals Technologies	39,543	2,281,631
NewMarket	25,294	2,782,340
Olin	169,046	3,549,966
Packaging Corp. of America	221,909	5,487,810
Reliance Steel & Aluminum	138,052	6,738,318
RPM International	278,030	6,138,902
Scotts Miracle-Gro, Cl. A	96,909 [b]	4,695,241
Sensient Technologies	105,623 [b]	3,330,293
Silgan Holdings	57,571	3,473,258
Sonoco Products	214,144	7,094,591
Steel Dynamics	463,575	7,282,763
Temple-Inland	229,087	5,342,309
Valspar	216,874	6,792,494
Worthington Industries	130,958	2,091,399
		141,562,641
Telecommunication Services—.8%
Cincinnati Bell	454,801 [a,b]	1,532,679
Syniverse Holdings	149,190 [a]	2,995,735
Telephone & Data Systems	198,862	6,892,557
TW Telecom	320,336 [a]	5,701,981
		17,122,952
Utilities—5.6%
AGL Resources	165,656	6,545,069

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Alliant Energy	237,143	8,110,291
Aqua America	293,496 [b]	5,379,782
Atmos Energy	197,787	5,850,540
Black Hills	84,558 [b]	2,781,113
Cleco	130,854	3,585,400
DPL	257,441	7,254,687
Dynegy, Cl. A	1,083,649 [a]	1,441,253
Energen	153,728	7,512,687
Great Plains Energy	292,242	5,649,038
Hawaiian Electric Industries	198,177 [b]	4,627,433
IDACORP	102,203 [b]	3,687,484
MDU Resources Group	403,603	8,556,384
National Fuel Gas	173,233	9,011,581
NSTAR	228,955 [b]	8,379,753
NV Energy	502,916	6,281,421
OGE Energy	207,779	8,597,895
PNM Resources	186,315 [b]	2,532,021
UGI	232,403	6,388,759
Vectren	175,404 [b]	4,386,854
Westar Energy	235,186	5,571,556
WGL Holdings	108,570	3,880,292
		126,011,293
Total Common Stocks
(cost $1,874,648,611)		2,179,844,563
	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 6/10/10
(cost $3,564,422)	3,565,000 [d]	3,564,494

Other Investment—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $36,322,000)	36,322,000 [e]	36,322,000

Investment of Cash Collateral
for Securities Loaned—17.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $398,775,780)	398,775,780 [e]	398,775,780

Total Investments (cost $2,313,310,813)	117.6%	2,618,506,837
Liabilities, Less Cash and Receivables	(17.6%)	(391,312,011)
Net Assets	100.0%	2,227,194,826

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2010, the total market value of the fund’s securities on loan is
$383,641,164 and the total market value of the collateral held by the fund is $398,775,780.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.4	Materials	6.3
Short-Term/		Energy	6.1
Money Market Investments	19.7	Utilities	5.6
Consumer Discretionary	14.7	Consumer Staples	3.6
Information Technology	14.3	Telecommunication Services	.8
Industrial	14.2
Health Care	11.9		117.6

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	571	46,913,360	June 2010	3,224

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $383,641,164)—Note 1(b):
Unaffiliated issuers	1,878,213,033	2,183,409,057
Affiliated issuers	435,097,780	435,097,780
Cash		2,014,443
Receivable for investment securities sold		12,746,886
Receivable for shares of Common Stock subscribed		5,371,417
Dividends and interest receivable		983,354
		2,639,622,937
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		907,170
Liability for securities on loan—Note 1(b)		398,775,780
Payable for investment securities purchased		9,096,078
Payable for shares of Common Stock redeemed		2,642,124
Payable for futures variation margin—Note 4		1,006,959
		412,428,111
Net Assets ($)		2,227,194,826
Composition of Net Assets ($):
Paid-in capital		1,967,641,220
Accumulated undistributed investment income—net		5,493,521
Accumulated net realized gain (loss) on investments		(51,139,163)
Accumulated net unrealized appreciation (depreciation)
on investments (including $3,224 net unrealized
appreciation on financial futures)		305,199,248
Net Assets ($)		2,227,194,826
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		86,801,802
Net Asset Value, offering and redemption price per share ($)		25.66

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	16,008,337
Affiliated issuers	22,326
Income from securities lending—Note 1(b)	332,192
Interest	1,575
Total Income	16,364,430
Expenses:
Management fee—Note 3(a)	2,446,078
Shareholder servicing costs—Note 3(b)	2,446,078
Directors’ fees—Note 3(a)	70,309
Loan commitment fees—Note 2	18,867
Total Expenses	4,981,332
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(70,309)
Net Expenses	4,911,023
Investment Income—Net	11,453,407
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	41,966,728
Net realized gain (loss) on financial futures	8,284,557
Net Realized Gain (Loss)	50,251,285
Net unrealized appreciation (depreciation) on investments	380,166,645
Net unrealized appreication (depreciation) on financial futures	1,574,060
Net Unrealized Appreication (Depreciation)	381,740,705
Net Realized and Unrealized Gain (Loss) on Investments	431,991,990
Net Increase in Net Assets Resulting from Operations	443,445,397

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	11,453,407	21,405,377
Net realized gain (loss) on investments	50,251,285	(54,475,160)
Net unrealized appreciation
(depreciation) on investments	381,740,705	272,835,901
Net Increase (Decrease) in Net Assets
Resulting from Operations	443,445,397	239,766,118
Dividends to Shareholders from ($):
Investment income—net	(20,005,002)	(25,544,737)
Net realized gain on investments	—	(75,893,834)
Total Dividends	(20,005,002)	(101,438,571)
Capital Stock Transactions ($):
Net proceeds from shares sold	320,965,850	502,900,872
Dividends reinvested	18,547,196	96,156,519
Cost of shares redeemed	(293,923,333)	(561,146,191)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	45,589,713	37,911,200
Total Increase (Decrease) in Net Assets	469,030,108	176,238,747
Net Assets ($):
Beginning of Period	1,758,164,718	1,581,925,971
End of Period	2,227,194,826	1,758,164,718
Undistributed investment income—net	5,493,521	14,045,116
Capital Share Transactions (Shares):
Shares sold	13,647,783	28,098,936
Shares issued for dividends reinvested	808,509	6,107,554
Shares redeemed	(12,750,736)	(32,581,387)
Net Increase (Decrease) in Shares Outstanding	1,705,556	1,625,103

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
(Unaudited)		2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	20.66	18.95	33.19	29.91	27.81	24.55
Investment Operations:
Investment income—net[a]	.13	.26	.31	.38	.28	.28
Net realized and unrealized
gain (loss) on investments	5.11	2.73	(11.42)	4.36	3.23	3.87
Total from
Investment Operations	5.24	2.99	(11.11)	4.74	3.51	4.15
Distributions:
Dividends from
investment income—net	(.24)	(.32)	(.35)	(.28)	(.26)	(.16)
Dividends from net realized
gain on investments	—	(.96)	(2.78)	(1.18)	(1.15)	(.73)
Total Distributions	(.24)	(1.28)	(3.13)	(1.46)	(1.41)	(.89)
Net asset value,
end of period	25.66	20.66	18.95	33.19	29.91	27.81
Total Return (%)	25.49[b]	17.89	(36.64)	16.45	12.95	17.14
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.17[c]	1.45	1.16	1.20	.95	1.04
Portfolio Turnover Rate	7.40[b]	21.72	24.48	22.53	16.05	19.54
Net Assets,
end of period
($ x 1,000)	2,227,195	1,758,165	1,581,926	2,491,415	2,270,969	2,059,222

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,179,844,563	—	—	2,179,844,563
U.S. Treasury	—	3,564,494	—	3,564,494
Mutual Funds	435,097,780	—	—	435,097,780
Other Financial
Instruments††	3,224	—	—	3,224

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2010,

The Bank of New York Mellon earned $142,368 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $64,949,321 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2017.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $25,560,834 and long-term capital gains $75,877,737.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 10 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of

$85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, the fund was charged $2,446,078 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $453,585 and shareholder services plan fees $453,585.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2010, amounted to $181,279,087 and $141,100,514, respectively.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	4/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	35,792,000	168,048,000	167,518,000	36,322,000	1.6
Dreyfus
Institutional
Cash
Advantage
Plus Fund	376,704,078	1,040,063,004 1,017,991,302		398,775,780	17.9
Total	412,496,078 1,208,111,004 1,185,509,302			435,097,780	19.5

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

At April 30, 2010, accumulated net unrealized appreciation on investments was $305,196,024, consisting of $484,937,514 gross unrealized appreciation and $179,741,490 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load pure index mid-cap core funds that are benchmarked against the S&P MidCap 400 Index (the “Performance Group”) and to a larger universe of funds consisting of all retail and institutional mid-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s average annual total return was above or at the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s expense ratio was below the Expense Group median and at the Expense Universe median. Management noted that, pursuant to the fund’s Management Agreement, Dreyfus pays all of the fund’s expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent Board members and their counsel. Additionally, Dreyfus has agreed to reduce its management fee in an amount equal to the fees and expenses of the independent Board members and their counsel.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 37

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6